SHARE-BASED COMPENSATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued	10 years
Maximum aggregate number of ordinary shares that can be issued	442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval	5.00%
Remaining shares available for grant	57,075,917	47,098,936
MCP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	9,543,186	120,826,336
Unrecognized compensation cost	$ 5,445
Number of years the awards becomes exercisable	3 years
Expiration term of ordinary share options granted	10 years
Weighted-average fair value of share options granted	$ 0.14	$ 0.09
Period of recognition of unrecognized compensation cost	1 year 6 months 7 days
First vesting date	Mar. 04, 2015
Number of share options, vested and exercisable	0
MCP Share Incentive Plan [Member] | Share options [Member] | Exercise Price Higher of Closing Price on Grant Date and Average Closing Price for Five Trading Days Proceeding Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	4,861,003
MCP Share Incentive Plan [Member] | Share options [Member] | Exercise Price 0.19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	4,682,183
Fixed exercise price per share, granted	$ 0.19
MCP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share, Granted	7,079,775	60,413,167
Unrecognized compensation cost	6,596
Number of years the awards becomes exercisable	3 years	3 years
Period of recognition of unrecognized compensation cost	1 year 7 months 2 days
Number of restricted shares, Vested	0	0
First vesting date	Mar. 04, 2015
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued	10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	0	0	0
Number of unvested share options	0
Share options exercised	853,905	2,967,372	2,966,955
Proceeds from stock options exercised	1,758	4,463	3,632
Total intrinsic value of share options exercised	5,472	34,330	13,022
Unrecognized compensation cost	0
2006 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share, Granted	0	0	0
Total fair values of restricted shares at date of grant	2,182	2,643	3,181
Unrecognized compensation cost	0
Number of restricted shares, Vested	902,670	1,297,902	1,276,634
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued	10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval	10.00%
Remaining shares available for grant	92,621,404	94,688,953
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	1,320,693	1,388,793	1,934,574
Share options exercised	74,394	96,930	0
Proceeds from stock options exercised	397	455
Total intrinsic value of share options exercised	232	812
Unrecognized compensation cost	9,556
Expiration term of ordinary share options granted	10 years
Weighted-average fair value of share options granted	$ 7.11	$ 4.50	$ 2.44
Period of recognition of unrecognized compensation cost	1 year 11 months 5 days
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	3 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	4 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share, Granted	746,856	817,068	1,170,612
Total fair values of restricted shares at date of grant	3,821	1,676
Unrecognized compensation cost	$ 9,785
Period of recognition of unrecognized compensation cost	1 year 10 months 28 days
Number of restricted shares, Vested	632,985	378,579	0
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	4 years